BUSINESS COMBINATION - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 22, 2021 USD ($) shares	Dec. 12, 2021 $ / shares shares	Jul. 07, 2021 Day $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Shares price | $ / shares			$ 15.00
Percentage number of shares ceases to beneficially owned		(20.00%)
Prepaid directors and officers insurance policy in connection with closing of business combination | $	$ 1,244
Payment of paycheck protection program loan | $				$ 113
Interest and payments to redeeming company shareholders | $	171,437
Net proceeds from equity infusion from the Business Combination | $	141,471			$ 141,471
Payment of transaction costs | $	$ 20,640
Dr. Rothberg
Business Acquisition [Line Items]
Common shares, shares outstanding	15,055,288
Percentage of common stock voting power	84.80%
HealthCor
Business Acquisition [Line Items]
Net proceeds from equity infusion from the Business Combination | $	$ 207,448
Class A Common Stock
Business Acquisition [Line Items]
Business combination transaction threshold trading days | Day			20
Business combination transaction threshold consecutive trading days. | Day			30
Number of votes per share entitled to class of common stock | $ / shares		$ 1
Common shares, shares outstanding	54,977,061			55,277,061	1,576,137
Common shares, shares issued				55,277,061	1,576,137
Class A Common Stock | Immediately Prior To Effective Time
Business Acquisition [Line Items]
Common shares, shares issued	5,025,000
Class A Common Stock | Sponsor
Business Acquisition [Line Items]
Common shares, shares issued	614,000
Class A Common Stock | HealthCor
Business Acquisition [Line Items]
Common stock subject to redemption	17,142,244
Class A Common Stock | Subscription Agreements
Business Acquisition [Line Items]
Shares price | $ / shares		$ 10.00
Aggregate number of shares issued in transaction		12,610,000
Class B Common Stock
Business Acquisition [Line Items]
Number of votes per share entitled to class of common stock | $ / shares		$ 20
Shares held by sponsor , irrevocably forfeited	150,000
Common shares, shares outstanding				15,055,288	0
Common shares, shares issued				15,055,288	0
Conversion of stock, shares issued	5,025,000
Class B Common Stock | Immediately Prior To Effective Time
Business Acquisition [Line Items]
Common shares, shares issued	5,175,000
Class B Ordinary Shares
Business Acquisition [Line Items]
Shares held by sponsor , irrevocably forfeited	150,000
Conversion of stock, shares issued	5,175,000
Class A Ordinary Shares
Business Acquisition [Line Items]
Common shares, shares issued	3,557,756
Legacy Hyperfine
Business Acquisition [Line Items]
Stock split, conversion ratio			0.3275
Legacy Hyperfine | Class A Common Stock
Business Acquisition [Line Items]
Common shares, shares issued	29,711,224
Legacy Hyperfine | Series A-1 preferred stock
Business Acquisition [Line Items]
Common shares, shares issued	3,459,081
Liminal
Business Acquisition [Line Items]
Stock split, conversion ratio			0.1796
Business combination, shares issued as earn out consideration			10,000,000
PIPE Investors
Business Acquisition [Line Items]
Net proceeds from equity infusion from the Business Combination | $	$ 126,100
PIPE Investors | Class A Common Stock
Business Acquisition [Line Items]
Common shares, shares issued	12,610,000